Accumulated other comprehensive income (Details)	6 Months Ended
Jun. 30, 2015 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 104,557,008
Ending balance	104,824,946
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	104,557,008
Other comprehensive income (loss)	267,938
Ending balance	$ 104,824,946